Condensed Financial Information of the Company - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 22,421,189	$ 3,436,198		¥ 5,768,186		¥ 14,160,322
Short-term investments	64,551,094	9,892,888		35,288,827
Prepayments and other current assets	5,159,531	790,733		950,277
Total current assets	149,523,878	22,915,537		73,001,463
Non-current assets
Intangible asset	1,276,751	195,671		1,994,292
Investments in subsidiaries, the VIE and subsidiaries of the VIE	4,315,096	661,317		0
Total non-current assets	9,384,736	1,438,274		3,055,873
Total Assets	158,908,614	24,353,811		76,057,336
Current liabilities
Accrued expenses and other liabilities	11,193,372	1,715,461		4,877,062
Total current liabilities	83,882,077	12,855,492		45,767,806
Convertible bonds	14,432,792	2,211,922		5,206,682
Other non-current liabilities	2,918	447		7,389
Total non-current liabilities	14,850,649	2,275,961		5,642,664
Total liabilities	98,732,726	15,131,453		51,410,470
Shareholders' deficits
Additional paid-in capital	86,698,660	13,287,151		41,493,949
Accumulated other comprehensive income	(1,047,728)	(160,571)		1,448,230
Accumulated deficits	(25,475,203)	(3,904,246)		(18,295,461)
Total shareholders' equity	60,175,888	9,222,358		24,646,866		¥ 18,822,594	¥ (991,958)
Total liabilities and shareholders' equity	¥ 158,908,614	$ 24,353,811		¥ 76,057,336
Class A ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares		$ 0.000005			$ 0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000		77,300,000,000
Ordinary shares, issued	3,545,065,888	3,545,065,888	135,426,300	2,575,580,988
Ordinary shares, outstanding	3,545,065,888	3,545,065,888		2,575,580,988
Shareholders' deficits
Common Shares	¥ 115	$ 18		¥ 84
Class B ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares		$ 0.000005			0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000		2,200,000,000
Ordinary shares, issued	1,409,744,080	1,409,744,080		2,074,447,700
Ordinary shares, outstanding	1,409,744,080	1,409,744,080		2,074,447,700
Shareholders' deficits
Common Shares	¥ 44	$ 6		¥ 64
Parent Company | Reportable legal entity
Current assets
Cash and cash equivalents	6,566	1,006		661,714
Short-term investments	5,840,247	895,057		6,157,221
Prepayments and other current assets	359	55		17,906
Total current assets	5,847,172	896,118		6,836,841
Non-current assets
Intangible asset	1,276,751	195,671		1,994,292
Investments in subsidiaries, the VIE and subsidiaries of the VIE	67,814,679	10,393,054		21,053,370
Total non-current assets	69,091,430	10,588,725		23,047,662
Total Assets	74,938,602	11,484,843		29,884,503
Current liabilities
Accrued expenses and other liabilities	327,004	50,116		23,566
Total current liabilities	327,004	50,116		23,566
Convertible bonds	14,432,792	2,211,922		5,206,682
Other non-current liabilities	2,918	447		7,389
Total non-current liabilities	14,435,710	2,212,369		5,214,071
Total liabilities	14,762,714	2,262,485		5,237,637
Shareholders' deficits
Additional paid-in capital	86,698,660	13,287,151		41,493,949
Accumulated other comprehensive income	(1,047,728)	(160,571)		1,448,230
Accumulated deficits	(25,475,203)	(3,904,246)		(18,295,461)
Total shareholders' equity	60,175,888	9,222,358		24,646,866
Total liabilities and shareholders' equity	¥ 74,938,602	$ 11,484,843		¥ 29,884,503
Parent Company | Reportable legal entity | Class A ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares		$ 0.000005			0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000		77,300,000,000
Ordinary shares, issued	3,545,065,888	3,545,065,888		2,575,580,988
Ordinary shares, outstanding	3,545,065,888	3,545,065,888		2,575,580,988
Shareholders' deficits
Common Shares	¥ 115	$ 18		¥ 84
Parent Company | Reportable legal entity | Class B ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares		$ 0.000005			$ 0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000		2,200,000,000
Ordinary shares, issued	1,409,744,080	1,409,744,080		2,074,447,700
Ordinary shares, outstanding	1,409,744,080	1,409,744,080		2,074,447,700
Shareholders' deficits
Common Shares	¥ 44	$ 6		¥ 64